Fair value	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Fair value
38 Fair value
The estimated fair values of Aegon’s assets and liabilities reflect the amounts that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Aegon uses the following hierarchy for measuring and disclosing the fair value of assets and liabilities: Level I - quoted prices (unadjusted) in active markets for identical assets or liabilities that Aegon can access at the measurement date; Level II - inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices of identical or similar assets and liabilities) using valuation techniques for which all significant inputs are based on observable market data; and Level III - inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) using valuation techniques for which any significant input is not based on observable market data.
The best evidence of fair value is a quoted price in an actively traded market. An active market involves regular, arm’s length transactions, and fair value excludes forced or distressed sales. If no active market exists or quoted market prices are not available, fair value is estimated using observable market data, such as external quotes and valuation techniques.
Unobservable inputs reflect Aegon’s assumptions about market participants’ pricing, including risk, based on the best available information.
Aegon maintains oversight of financial instrument valuation through a structure that ensures proper segregation of duties. Senior management, independent of investment functions, oversees valuation controls and reporting. For externally sourced fair values, independent validation is used to confirm inputs. Details of these validation processes follow.

Asset and liability valuation follows a pricing hierarchy to ensure a controlled, consistent process that relies on reliable sources with minimal manual input. Depending on asset type, the hierarchy begins with market index prices and proceeds to third-party pricing services or brokers.
Fair value hierarchy
The following table sets out the fair values of financial instruments by the level of the fair value hierarchy into which each fair value measurement is categorized. It does not include fair value information for cash and cash equivalents, receivables, and payables, whose carrying amounts are a reasonable approximation of fair value, or for lease liabilities.

	2025

Fair value hierarchy	Level I	Level II	Level III	Total

Shares	5	-	5	10

Debt securities	4,165	42,717	528	47,411

Money market and other short-term investments	2,102	207	-	2,308

Other investments at fair value	-	27	1	28

Total financial assets measured at FVOCI	6,272	42,951	533	49,757

Shares	179	30	54	263

Debt securities	253	2,075	110	2,438

Money market and other short-term investments	1,708	160	-	1,868

Loans	-	-	82	82

Other investments at fair value	18	716	3,987	4,721

Derivatives	14	464	8	485

Investments in real estate	-	-	42	42

Investments in real estate for policyholders	-	-	437	437

Investments - Policyholder risk	89,715	125,710	389	215,814

Total financial assets measured at FVPL	91,886	129,156	5,109	226,151

Real estate held for own use (revalued amount)	-	-	56	56

Total financial assets measured at fair value	98,158	172,107	5,699	275,964

Investment contracts without DPF - Policyholder risk	-	85,161	-	85,161

Derivatives	50	1,419	-	1,469

Total financial liabilities measured at fair value	50	86,580	-	86,630

	2024

Fair value hierarchy	Level I	Level II	Level III	Total

Shares	34	-	4	39

Debt securities	5,170	46,242	799	52,211

Money market and other short-term investments	2,388	47	-	2,435

Other investments at fair value	-	31	-	31

Total financial assets measured at FVOCI	7,592	46,320	803	54,715

Shares	163	30	86	279

Debt securities	308	1,970	107	2,385

Money market and other short-term investments	1,961	135	-	2,096

Loans	-	-	82	82

Other investments at fair value	1	718	4,457	5,176

Derivatives	30	732	9	771

Investments in real estate	-	-	57	57

Investments in real estate for policyholders	-	-	457	457

Investments - Policyholder risk	97,682	119,829	312	217,824

Total financial assets measured at FVPL	100,146	123,414	5,567	229,127

Real estate held for own use (revalued amount)	-	-	66	66

Total financial assets measured at fair value	107,738	169,734	6,436	283,908

Investment contracts without DPF - Policyholder risk	-	79,078	-	79,078

Derivatives	53	2,382	-	2,435

Total financial liabilities measured at fair value	53	81,460	-	81,513
Significant transfers between Level I, Level II, and Level III
Aegon’s policy is to record transfers of assets and liabilities between Level I, Level II and Level III at their fair values from the beginning of each reporting period. Transfers are identified by transaction volume and frequency, which indicate an active market. The table below shows significant transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis. There was no transfer between Level I and Level II during 2025.

	2025		2024

	Level I to Level II	Level II to Level I	Level I to Level II	Level II to Level I

Debt securities	-	-	308	261

Money market and other short-term investments	-	-	48	-

Total financial assets measured at FVOCI	-	-	356	261

Debt securities	-	-	11	4

Total financial assets measured at FVPL	-	-	11	4

Total financial assets measured at fair value	-	-	367	265
Movements in Level III financial instruments measured at fair value
The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

	On January 1, 2025	Disposal of a business	Total gains / (losses) in income statement 1	Total gains / (losses) in OCI 2	Purch- ases	Sales	Settle- ments	Net ex- change difference	Reclas- sification	Trans- fers from levels I and II	Trans- fers to levels I and II	On December 31, 2025	Total URGL for the period 3
Shares	4	-	-	-	-	-	-	-	-	-	-	5	-
Debt securities	799	-	7	5	124	(82)	(86)	(84)	-	71	(226)	528	-
Other	-	-	-	(1)	1	-	-	-	-	-	-	1	-
Total FVOCI	803	-	7	5	125	(83)	(86)	(84)	-	71	(226)	533	-
Shares	86	-	7	-	17	(46)	-	(9)	-	-	-	54	7
Debt securities	107	-	-	-	2	(1)	(5)	(13)	-	23	(2)	110	-
Loans	82	-	4	-	12	(5)	-	(10)	-	-	-	82	3
Other investments	4,457	-	(9)	-	463	(400)	-	(525)	-	-	-	3,987	16
Derivatives	9	-	-	-	-	(1)	-	-	-	-	-	8	(1)
Investments in real estate	57	-	10	-	-	(23)	-	(4)	1	-	-	42	13
Investments in real estate for policyholders	457	-	8	-	12	(16)	-	(24)	-	-	-	437	19
Investments -
Policyholder risk	312	(14)	(36)	-	320	(38)	-	(28)	-	-	(127)	389	1
Total FVPL	5,567	(14)	(17)	-	827	(530)	(5)	(614)	1	23	(129)	5,109	57
Real estate held for own use	66	-	-	1	(1)	(1)	-	(7)	(1)	-	-	56	-
Total financial assets	6,436	(14)	(10)	6	952	(614)	(91)	(706)	-	93	(355)	5,699	57

	On January 1, 2024	Total gains / (losses) in income statement 1	Total gains / (losses) in OCI 2	Purch- ases	Sales	Settle- ments	Net ex- change difference	Reclas- sification	Trans- fers from levels I and II	Trans- fers to levels I and II	On December 31, 2024	Total URGL for the period 3
Shares	4	-	-	-	-	-	-	-	-	-	4	-
Debt securities	516	9	(27)	218	(126)	(41)	44	-	301	(96)	799	-
Money markets and other short-term investments	9	-	(9)	-	-	-	-	-	-	-	-	-
Total FVOCI	530	9	(36)	218	(126)	(41)	44	-	301	(96)	803	-
Shares	94	(3)	-	16	(27)	-	6	-	-	-	86	(5)
Debt securities	86	(19)	-	18	(14)	(5)	6	-	53	(18)	107	(18)
Loans	-	-	-	12	(1)	-	4	68	-	-	82	-
Other investments	4,237	(175)	-	505	(323)	-	280	(68)	-	-	4,457	(206)
Derivatives	8	1	-	-	(1)	-	-	-	-	-	9	1
Investments in real estate	55	1	-	1	(2)	-	3	-	-	-	57	-
Investments in real estate for policyholders	433	9	-	26	(32)	-	21	-	-	-	457	59
Investments - Policyholder risk	342	3	-	62	(112)	-	18	-	-	-	312	1
Total FVPL	5,255	(183)	-	638	(511)	(5)	338	-	53	(18)	5,567	(169)
Real estate held for own use	64	(1)	(1)	-	(1)	-	4	-	-	-	66	(1)
Total financial assets	5,849	(174)	(37)	857	(638)	(45)	385	-	354	(114)	6,436	(169)
Derivatives	6	(6)	-	-	-	-	-	-	-	-	-	-
Total financial liabilities	6	(6)	-	-	-	-	-	-	-	-	-	-

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items Unrealized gains / (losses) on financial assets measured at FVOCI and Realized gains / (losses) on disposal of financial assets measured at FVOCI of the statement of comprehensive income.

3	Total unrealized gains or losses (URGL) for the period recorded in the profit or loss during which the financial instrument was in Level III.
In 2024 and 2025, Aegon transferred certain financial instruments from Level I and II to Level III of the fair value hierarchy. The change in level resulted from decreased market liquidity for these securities, which reduced price observability. Prior to transfer, the fair value for the Level II securities was determined using observable market transactions, internal models, or corroborated broker quotes, respectively, for the same or similar instruments. Since the transfer, all such assets have been valued using valuation models incorporating significant non-market-observable
inputs or uncorroborated broker quotes.

Similarly, during 2024 and 2025, Aegon transferred certain financial instruments from Level III to Level I and II of the fair value hierarchy. The change in level was mainly the result of a return of activity in the market for these securities, and the fair value could be determined using observable market transactions or corroborated broker quotes for the same or similar instruments.
Valuation techniques and significant unobservable inputs
The table below presents information on the valuation techniques and significant unobservable inputs used in recurring fair value measurements of certain Level III financial instruments.
During 2024 and 2025, no valuation techniques or significant unobservable inputs were applied in the measurement of financial liabilities.

	Valuation technique 1	Significant unobservable input 2	December 31, 2025	Range (weighted average)	December 31, 2024	Range (weighted average)

Financial assets

Shares	Net asset value	n.a.	5	n.a.	-	n.a.

Debt securities	Broker quote	n.a.	449	n.a.	688	n.a.

	Discounted cash flow	Constant Prepayment Rate	-	-	28	21.11%

	Other	n.a.	79	n.a.	83	n.a.
			528		799

Other	Other	n.a.	1	n.a.	-	n.a.

Total FVOCI			533		799

Shares	Net asset value	n.a.	50	n.a.	83	n.a.

	Broker quote	n.a.	4	n.a.	3	n.a.

Debt securities	Broker quote	n.a.	96	n.a.	94	n.a.

	Other	n.a.	14	n.a.	13	n.a.
			164		193

Investment funds	Net asset value	n.a.	3,220		3,633

Tax credit investments	Discounted cash flow	Discount rate	766	6.71%	823	6.72%

Loans	Other	n.a.	82		82

Total FVPL			4,068		4,538

Total financial assets 3			4,765		5,530

1	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
2
Not applicable (n.a.) has been included when the unobservable inputs are not developed by the Group and are not reasonably available. Refer to the section Fair value measurement in this note for a detailed description of Aegon’s methods of determining fair value and the valuation techniques.

3
Investments where the policyholder bears the risk are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Assets where the policyholder bears the risk, and their returns, belong to policyholders and do not impact Aegon’s net result or equity. The effect on total assets is offset by the effect on total liabilities.

For reference purposes, the valuation techniques included in the table above are described in more detail on the following pages.

Fair value information about assets and liabilities not measured at fair value
The following table presents the carrying amount and estimated fair values of assets and liabilities, excluding assets and liabilities that are carried at fair value on a recurring basis.

		Estimated fair value hierarchy			Total estimated fair

On December 31, 2025	Carrying amount	Level I	Level II	Level III	value

Assets

Debt securities - held at amortized cost	36	36	-	-	36

Loans - held at amortized cost	9,672	-	1	8,901	8,902

Deposits with financial institutions - held at amortized cost	11	11	-	-	11

Liabilities

Subordinated borrowings - held at amortized cost	1,461	692	620	-	1,312

Trust pass-through securities - held at amortized cost	99	-	118	-	118

Borrowings – held at amortized cost	1,982	837	1,221	-	2,059

Investment contracts - held at amortized cost	12,652	-	-	9,473	9,473

December 31, 2024

Assets

Debt securities - held at amortized cost	36	36	-	-	36

Loans - held at amortized cost	10,598	-	1	9,379	9,380

Deposits with financial institutions - held at amortized cost	11	11	-	-	11

Liabilities

Subordinated borrowings - held at amortized cost	1,653	763	727	-	1,490

Trust pass-through securities - held at amortized cost	113	-	133	-	133

Borrowings – held at amortized cost	3,013	867	2,209	-	3,076

Investment contracts - held at amortized cost	12,592	-	-	9,432	9,432
Certain financial instruments that are not carried at fair value are carried at amounts that approximate fair value, due to their short-term nature and generally negligible credit risk. These instruments include cash and cash equivalents, short-term receivables and accrued interest receivable, short-term liabilities, and accrued liabilities. These instruments are not included in the table above.
Fair value measurement
The description of Aegon’s methods of determining fair value and valuation techniques is described on the following pages.
Shares
When available, Aegon uses quoted market prices in active markets to determine the fair value of its investments in shares. For Level III unquoted shares, the net asset value is the best approximation of fair value. Net asset value is the value of an entity’s assets minus the value of its liabilities and may be the same as the book value or the equity value of the entity.
For unquoted shares, fair value may be estimated using alternative methods, such as analyzing price/earnings or price/ cash flow ratios of comparable quoted companies. Valuations are adjusted for company-specific factors and the inherent illiquidity of unquoted investments, typically based on available market data. Management also considers factors such as current performance, changes in market outlook, and the third-party financing environment.
Included in this category are shares in a Federal Home Loan Bank (FHLB) for an amount of EUR 36 million (2024: EUR 77 million), which are reported as part of the line-item Net asset value. An FHLB has implicit financial support from the United States government. The redemption value of the shares is fixed at par, and they can only be redeemed by the FHLB.
Debt securities
The fair values of debt securities are determined by management after taking into consideration several sources of data. Aegon values debt securities using quoted market prices when available. Prices are first sourced from indices and third-party services. If unavailable, broker quotes, mostly non-binding,
are used. Each quote is reviewed by Aegon to ensure it reflects the most appropriate estimate of fair value.
When broker quotes are unavailable, securities are priced using internal cash-flow modeling techniques. These valuation methodologies commonly use the following inputs: reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, issue-specific credit adjustments, indicative quotes from market makers, and/or estimated cash flows.

To understand third-party valuation methodologies, Aegon reviews and monitors the relevant documentation from pricing services. Any methodology changes are noted and assessed for reasonableness. Aegon also conducts in-depth,
sample-based reviews of prices received, aiming to corroborate assumptions, inputs, and methodologies against documented standards. Only providers with strong market presence and proven expertise are used.
Third-party pricing services often base valuations on recent trades of identical or similar securities, adjusting for time elapsed and market data. When recent trades are unavailable, they apply modeling techniques using expected cash flows and market-based discount rates.
Aegon periodically analyzes inputs from pricing services and brokers to ensure they yield reasonable fair value estimates. Asset and valuation specialists consider both qualitative and quantitative factors, including recent transactions in similar debt securities, pricing trends, and relevant market events. Additional controls include validation checks such as exception reports for significant price changes, stale prices, or unpriced securities. Back testing is also performed by comparing sample trade prices with those used in financial reporting, with significant variances investigated.
Credit ratings are considered in assessing security risk but are not solely relied upon. Aegon uses an internal process based on market-observable inputs to form its risk view.
Private placement securities (classified as fair value through OCI or profit or loss) are valued using matrix pricing from a third-party provider, based on weighted average life, credit rating, and sector. Asset specialists review the matrix monthly, comparing spreads to market data. Other valuation inputs include coupon rate, interest rate curves, and liquidity premiums, which are based on recent private placement transactions. The liquidity premium’s impact on overall valuation is insignificant.
Aegon’s portfolio of debt securities can be subdivided into residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), corporate bonds, and government debt. Relevant details of the valuation methodologies for these specific types of debt securities are described below.
Residential mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities
Valuations of RMBS, CMBS, and ABS are monitored and reviewed monthly. If Aegon must use internal valuation models, key inputs are based on relative value analyses that compare instruments with similar collateral and risk profiles. Market-standard models may be used to reflect each transaction’s collateral composition and cash flow structure. The most significant unobservable input is the liquidity premium embedded in the discount rate.
Corporate bonds
Corporate bond valuations are monitored and reviewed monthly. The pricing hierarchy depends on the ability to corroborate market prices. When unavailable, valuations are based on discounted cash flow using an internally calculated yield, which includes a credit spread over an observable benchmark. The credit spread combines observable and unobservable inputs. Aegon begins with a credit spread from a similar bond by the same issuer and adjusts it for unobservable factors such as subordination, liquidity, and maturity. In 2025, no corporate bonds met the threshold for internal modeling.
Government debt
When available, Aegon uses quoted market prices in active markets to determine the fair value of its government debt investments. When Aegon cannot use quoted market prices, it uses market prices from indices or quotes from third-party pricing services or brokers.
Money market and other short-term investments and deposits with financial institutions
The fair value of assets maturing within a year is approximated by their carrying amount, adjusted for credit risk where appropriate. Credit risk adjustments are based on market observable credit spreads if available, or management’s estimate if not market observable.
Tax credit investments
The Level III fair value of tax credit investments is determined using a discounted cash flow approach. This takes into account projected capital contributions, distributions, future tax credits, and tax benefits from operating losses. The present value of these cash flows is calculated using a discount rate, generally based on the timing and amounts of investment outflows and tax-related
inflows. These inputs are unobservable. The discount rate used was 6.7% (December 31, 2024: 6.7%).

Investment funds: Real estate funds, private equity funds, and hedge funds
Fair values of
non-quoted
investment funds are determined by management based on information from fund managers. Aegon reviews these valuations monthly, performing analytical and trend analyses to ensure appropriateness. The net asset value is considered the best approximation of fair value.
Mortgage loans, policy loans, and private loans (held at amortized cost)
For private loans, fixed-interest mortgage loans, and other originated loans, fair value for disclosure is estimated by discounting expected cash flows at current market rates for instruments with similar yields and maturities. For fixed interest mortgage loans, the rate is adjusted for expenses, prepayment rates, lapse assumptions (unobservable), and liquidity and credit risk (observable). Increases in expense spread or prepayment assumptions reduce fair value.
The fair value of floating-interest-rate mortgage loans, policy loans and private placements used for disclosure purposes is assumed to be approximated by their carrying amount, adjusted for changes in credit risk. Credit risk adjustments are based on market observable credit spreads if available, or management’s estimate if not market observable.
Derivatives
When quoted market prices are unavailable, alternative valuation techniques, such as option pricing or stochastic modeling, are used. The valuation techniques incorporate all factors a typical market participant would consider and, when available, are based on observable market data. Models are validated before they are used and calibrated to ensure that outputs reflect actual experience and comparable market prices.
Fair values for exchange-traded derivatives, such as futures and certain options, are based on quoted market prices. OTC derivatives are valued using pricing models that estimate the net present value of future cash flows, incorporating observed prices from exchange-traded and OTC trades, or external pricing services. Most valuations rely on swap and volatility matrices built from current market data. Option pricing uses standard models and market levels. Complex or illiquid instruments are priced using internal models or independent third parties, with extrapolation applied for long-dated illiquid contracts to estimate unobservable inputs.
Some OTC derivatives are longevity derivatives, with payouts linked to public mortality tables. These are valued at the present value of expected payouts plus a risk margin. Expected payouts are based on the best-estimate mortality developments, while the risk margin is derived by stressing these estimates and applying a cost-of-capital
approach. Depending on the swap’s duration, the most significant unobservable input is either projected mortality or the discount rate.
Aegon normally mitigates counterparty credit risk in derivative contracts by entering into collateral agreements where practical and by using ISDA master netting agreements for each of the Group’s legal entities, to facilitate Aegon’s right to offset credit risk exposure. Changes in the fair value of derivatives attributable to changes in counterparty credit risk were not significant.
Real estate
Valuations of Level III real estate investments and real estate held for own use are conducted by independent external appraisers at least every three to five years and reviewed annually by qualified internal appraisers to ensure fair value at the reporting date. While appraisals vary by local market, they follow standards such as the International Valuation Standards, the Uniform Standards of Professional Appraisal Practice, or Investment Property Databank guidelines. Valuations are primarily based on active market prices, adjusted for differences in property characteristics. When market data is unavailable, other methods are used, considering net earning power, comparable sales, or replacement cost. Discount rates reflect asset-specific cash flow risks, while capitalization rates represent the relationship between net operating income and property value. For own-use
properties, appraisers estimate the present value of potential rental income.
Trust pass-through securities and subordinated borrowings
Trust pass-through securities and subordinated borrowings are either carried at fair value (if they are designated as financial liabilities at fair value through profit or loss) or amortized cost (with fair value being disclosed in the notes to the consolidated financial statements). To determine the fair value of these instruments, the IFRS level hierarchy is used. The preferred method for measuring the fair value of fair value option bonds is the quoted price (Level I). In cases where markets are less liquid or quoted prices are unavailable, Aegon’s valuation policy uses a pricing hierarchy that prioritizes publicly available prices sourced from indices and third-party pricing services. The US trust pass-through securities and subordinated borrowings are classified as Level II of the fair value hierarchy.

Investment contracts
Investment contracts issued by Aegon are carried at fair value (if designated through profit or loss) or amortized cost, with fair value disclosed in the notes. These contracts are not quoted in active markets, and fair values are determined using valuation techniques such as discounted cash flow, stochastic modeling, or unit-linked pricing. All models are validated and calibrated, taking into account factors such as time value, volatility, policyholder behavior, servicing costs, and comparable instruments.
For complex products, stochastic techniques are used to model dynamic cash flows under various market scenarios. Inputs include expected market returns, volatility, return correlations, discount rates, and actuarial assumptions.
Expected returns are based on risk-free rates, including Secured Overnight Financing Rate (SOFR) swap rates, associated forward rates, the Overnight Index Swap (OIS) curve, or local government bond yields. Market volatility assumptions for each index are derived from implied volatility data and/or historical performance. Correlations between indices are based on observed returns and their interrelationships over several years. Present values of projected cash flows are calculated using current risk-free spot rates. Customer behavior assumptions, such as lapses, are aligned with those used for insurance liability valuations.
Summary of total financial assets and financial liabilities at fair value through profit or loss
The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as fair value through profit or loss.

		2025		2024

	Trading	Designated	Trading	Designated

Investments - Aegon risk	7,306	2,066	7,661	2,356

Investments - Policyholder risk	-	216,251	-	218,281

Derivatives with positive values not designated as hedges	390	-	606	-

Total financial assets measured at FVPL	7,695	218,317	8,267	220,637

Investment contracts without DPF - Policyholder risk	-	85,161	-	79,078

Derivatives with negative values not designated as hedges	597	-	1,331	-

Total financial liabilities measured at FVPL	597	85,161	1,331	79,078
Investments where Aegon bears the risk
Aegon has certain insurance and investment liabilities that are carried at fair value with changes in the fair value recognized in the income statement. The Group has elected to designate the investments backing those liabilities at fair value through profit or loss, as a classification of fair value through OCI would result in accumulation of unrealized gains and losses in a revaluation reserve within equity, while changes to the liability would be reflected in net result (accounting mismatch).
Investments where the policyholder bears the risk
In addition, investments where policyholders bear the risk include profit assets, whereby Aegon manages the assets together with related liabilities on a fair value basis in accordance with a documented policy for asset and liability management. In accordance with the Group’s accounting policies, these assets have been designated as fair value through profit or loss.
Investments where the policyholder bears the risk include assets linked to various insurance and investment contracts, for which the financial risks are borne by the customer. Under the Group’s accounting policies, these insurance and investment liabilities are measured at the fair value of the linked assets with changes in the fair value recognized in the income statement. To avoid an accounting mismatch, the linked assets have been designated as fair value through profit or loss.
Investment contracts without discretionary participation features where the policyholder bears the risk
With the exception of the financial liabilities with discretionary participation features that are not subject to the classification and measurement requirements for financial instruments, all investment contracts without discretionary participation features where the policyholder bears the risk, are carried at fair value or at the fair value of the linked assets, and are included in the table above.
Derivatives
With the exception of derivatives designated as a hedging instrument, all derivatives are included in the table above.

Gains and losses on financial assets and financial liabilities classified at fair value through profit or loss
Gains and losses recognized in the income statement on financial assets and financial liabilities classified as fair value through profit or loss can be summarized as follows:

	2025		2024

	Trading	Designated	Trading	Designated

Net gains and (losses)	195	25,783	(1,643)	20,912
Changes in the fair value of investment contracts without discretionary participation features where the policyholders bear the risk that are designated at fair value through profit or loss were not attributable to changes in Aegon’s credit spread. There are also no differences between the carrying amounts of these financial liabilities and the contractual amounts payable at maturity (net of surrender penalties).